Unaudited Interim Condensed Consolidated Statement of Profit or Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Diluted loss attributable to the equity holders of the Company	$ (4.35)	$ (7.16)
Diluted	3,174,282	880,618